Equity and Cash Incentive Program	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Share Based Compensation Abstract
Equity and Cash Incentive Program

NOTE 15 — EQUITY AND CASH INCENTIVE PROGRAM

Prior to the Separation, Dover granted share-based awards to its officers and other key employees, including certain Apergy individuals. All awards granted under the program consisted of Dover common shares and are not necessarily indicative of the results that Apergy would have experienced as a stand-alone public company for the periods presented prior to the Separation. Effective with the Separation, outstanding Dover share-based awards were converted to Apergy share-based awards, with the exception of outstanding Dover performance share awards that relate to performance periods ending after the Separation. Such performance share awards were cancelled effective with the Separation.

In connection with the Separation, the Board of Directors of Apergy adopted the Apergy Corporation 2018 Equity and Cash Incentive Plan (“2018 Plan”). The 2018 Plan was also approved by Dover in its capacity as the sole stockholder of Apergy at the time of adoption. A total of 6.5 million shares of common stock are reserved for issuance under the 2018 Plan, subject to customary adjustments arising from stock splits and other similar changes.

The 2018 Plan authorized the grant of stock options, stock-settled stock appreciation rights (“SARs”), restricted stock awards, restricted stock units, performance share awards, cash performance awards, directors’ shares and deferred stock units. The Apergy Compensation Committee determines the exercise price for options and the base price of SARs, which may not be less than the fair market value of Apergy common stock on the date of grant. Generally, stock options or SARs vest after three years of service and expire at the end of ten years. Performance share awards vest if Apergy achieves certain pre-established performance targets based on specified performance criteria over a performance period of not less than three years.

In May 2018 and in connection with the Separation, 352 thousand restricted stock awards and 87 thousand performance shares were granted to employees.

Stock-based compensation expense is reported within “selling, general and administrative expense” in the condensed consolidated statements of income. Stock-based compensation expense relating to all stock-based incentive plans was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Stock-based compensation expense	$1,768	$630	$3,129	$1,762
Tax benefit	(421)	(219)	(717)	(611)

Stock-based compensation expense, net of tax	$1,347	$411	$2,412	$1,151

12. Equity and Cash Incentive Program

Dover grants share-based awards to its officers and other key employees, including certain Apergy individuals. The following disclosures reflect the portion of Dover’s program in which Apergy employees participate. All awards granted under the program consist of Dover common shares and are not necessarily indicative of the results that Apergy would have experienced as an independent, publicly-traded company for the periods presented. Effective as of the spin-off date, outstanding Dover share-based awards will be converted to Apergy share-based awards, with the exception of outstanding Dover performance share awards that relate to a performance period ending after the spin-off date, which will be canceled. As a result of this conversion, no additional compensation expense is expected.

Dover’s plan authorizes the granting stock options, stock-settled stock appreciation rights (“SARs”), restricted stock, and performance shares awards. The exercise price per share for SARs is equal to the closing price of Dover’s stock on the New York Stock Exchange on the date of grant. The period for which SARs and stock options are exercisable is fixed by Dover’s Compensation Committee at the time of grant. Generally, the stock options or SARs vest after three years of service and expire at the end of ten years. Performance share awards shall become vested if (1) Dover achieves certain specified internal metrics and (2) the employee remains continuously employed by Dover during the performance period. Partial vesting may occur after separation from service in the case of certain terminations not for cause and for retirements.

Stock-based compensation costs are reported within Selling, general and administrative expenses. The following table summarizes the Company’s compensation expense relating to all stock-based incentive plans:

	Years Ended December 31,
	2017	2016	2015
Pre-tax compensation expense	$2,236	$2,293	$1,925
Tax benefit	(774)	(787)	(658)

Total stock-based compensation expense, net of tax	$1,462	$1,506	$1,267

SARs and Stock Options

In 2017, 2016 and 2015, Dover issued SARs covering 82,240, 106,548 and 98,803 shares, respectively. Since 2006, Dover has only issued SARs. The fair value of each SAR granted was estimated on the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	2017	2016	2015
Risk-free interest rate	1.80%	1.05%	1.51%
Dividend yield	2.27%	3.09%	2.24%
Expected life (years)	4.6	4.6	5.1
Volatility	21.90%	26.17%	27.19%
Grant price	$79.28	$57.25	$73.28
Fair value at date of grant	$12.63	$9.25	$14.55

Expected volatilities are based on Dover’s stock price history, including implied volatilities from traded options on Dover’s stock. Dover uses historical data to estimate SAR exercise and employee termination patterns within the valuation model. The expected life of SARs granted is derived from the output of the option valuation model and represents the average period of time that SARs granted are expected to be outstanding. The interest rate for periods within the contractual life of the awards is based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of activity relating to SARs granted under the Dover plans for the year ended December 31, 2017 is as follows:

	SARs
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at January 1, 2017	454,683	$63.69
Granted	82,240	79.28
Forfeited / expired	(32,944)	67.10
Exercised	(116,908)	61.93

Outstanding at December 31, 2017	387,071	67.17	6.7

Exercisable at December 31, 2017	157,078	$64.30	4.6

The following table summarizes information about outstanding SARs at December 31, 2017:

	SARs Outstanding				SARs Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
$25.96 - $37.79	23,816	$37.79	2.1	$1,505	23,816	$37.79	2.1	$1,505
$40.54 - $58.69	125,469	$57.52	6.7	5,454	38,309	$58.14	3.6	1,642
$63.33 - $82.51	237,786	$75.21	7.2	6,130	94,953	$73.44	5.7	2,616

	387,071			$13,089	157,078			$5,763

Unrecognized compensation expense related to SARs not yet exercisable was $672 at December 31, 2017. This cost is expected to be recognized over a weighted average period of 1.7 years.

Other information regarding the exercise of SARs and stock options is listed below:

	2017	2016	2015
SARs
Fair value of SARs that became exercisable	$1,239	$1,564	$1,356
Aggregate intrinsic value of SARs exercised	$2,787	$799	$1,874

Stock Options
Cash received by Dover for exercise of stock options	$—	$—	$100
Aggregate intrinsic value of options exercised	$—	$—	$117

Performance Share Awards

Performance share awards granted are expensed over the three-year requisite performance and service period. Awards become vested if (1) Dover achieves certain specified internal metrics and (2) the employee remains continuously employed by the Company during the performance period. Partial vesting may occur after separation from service in the case of certain terminations not for cause and for retirements.

In 2017, 2016 and 2015, Dover issued performance shares to Apergy’s employees covering 4,162, 5,764 and 4,503 shares, respectively. The performance share awards granted in these years are considered performance condition awards as attainment is based on Dover’s performance relative to established internal metrics. The fair value of these awards was determined using Dover’s closing stock price on the date of grant. The expected attainment of the internal metrics for these awards is analyzed each reporting period, and the related expense is adjusted up or down based on expected attainment, if that attainment differs from previous estimates. The cumulative effect on current and prior periods of a change in attainment is recognized in compensation cost in the period of change.

The fair value and average attainment used in determining compensation cost of the performance shares issued in 2017, 2016 and 2015 are as follows for the year ended December 31, 2017:

	Performance shares
	2017	2016	2015
Fair value per share at date of grant	$79.28	$57.25	$73.28
Average attainment rate reflected in expense	0.0%	0.0%	0.0%

A summary of activity for performance share awards for the year ended December 31, 2017 is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2017	10,267	$64.28
Granted	4,162	79.28
Vested	(4,503)	73.28

Unvested at December 31, 2017	9,926	$66.49

There is no unrecognized compensation expense related to unvested performance shares as of December 31, 2017. The weighted average number of years over which compensation expense may be recognized for unvested performance shares is 1.0 year.

Restricted Stock Units

Dover also has restricted stock units authorized for grant. Common stock of Dover may be granted at no cost to certain officers and key employees. In general, restrictions limit the sale or transfer of these shares during a two-or-three-year period, and restrictions lapse proportionately over the two-or-three-year period. Dover granted 25,557, 42,117 and 17,263 of restricted stock units in 2017, 2016 and 2015, respectively.

A summary of activity for restricted stock units for the year ended December 31, 2017 is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2017	54,064	$61.68
Granted	25,557	79.28
Forfeited	(8,854)	64.07
Vested	(20,712)	64.85

Unvested at December 31, 2017	50,055	$68.91

Unrecognized compensation expense relating to unvested restricted stock as of December 31, 2017 was $2,060, which will be recognized over a weighted average period of 1.6 years.